ACQUIRED INTANGIBLE ASSETS (Table)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS
Schedule of acquired intangible assets arose from the acquisitions of weland
	December 31,
	2011	2012

Trademark	—	408
Non-Compete Agreement	—	188
	—	596
Less: Accumulated amortization	—	(47)
Exchange difference	—	14
Acquired intangible assets, net	—	563